Business Combination - Narrative (Details) $ / shares in Units, $ in Thousands	Sep. 26, 2022 USD ($) day $ / shares shares	Dec. 31, 2023 shares	Dec. 31, 2022 USD ($) shares	Sep. 25, 2022 USD ($)
Business Acquisition
Net proceeds	$ 293,717
Cash acquired through reverse capitalization	13,849
Share redemption, value	$ 368,100
Common stock, share outstanding (in shares) | shares	202,402,888	203,030,000	202,403,000
ABIC
Business Acquisition
Common stock, share outstanding (in shares) | shares	40,000,000
ABIC | Common Class A
Business Acquisition
Shares repurchased ( in shares) | shares	36,597,112
Shares repurchased	$ 368,100
Shares repurchased ( in dollars per share) | $ / shares	$ 10.06
Back Stop Share
Business Acquisition
Derivative instrument, contingent consideration, liability	$ 100,000
Derivative instrument, contingent consideration, liability (in shares) | shares	10,000,000
Earn Out Shares
Business Acquisition
Derivative instrument, contingent consideration, liability (in shares) | shares	12,500,000
Earn Out Shares | Derivative Instrument, Period, One
Business Acquisition
Derivative instrument, contingent consideration, liability (in shares) | shares	6,250,000
Trigger price (in dollars per share) | $ / shares	$ 14.00
Trading days | day	20
Consecutive trading days | day	30
Earn Out Shares | Derivative Instrument, Period, Two
Business Acquisition
Derivative instrument, contingent consideration, liability (in shares) | shares	6,250,000
Trigger price (in dollars per share) | $ / shares	$ 18.00
Trading days | day	20
Consecutive trading days | day	30
Earn Out Shares | Derivative Instrument, Period, Two | Minimum
Business Acquisition
Earnout contract term	18 months
Earn Out Shares | Derivative Instrument, Period, Two | Maximum
Business Acquisition
Earnout contract term	5 years
Harley Davidson
Business Acquisition
Proceeds sale	$ 100,000
Payments of reverse capitalization	20,132
Assets retained by acquiror				$ 8,192
Liabilities retained by acquiror				$ 13,375
Accounts receivable retained by acquiror			$ 339
Inventories retained by acquiror			7,576
Other current assets retained by acquiror			205
Deferred tax assets retained by acquiror			72
Accounts payable retained by acquiror			4,427
Accrued liabilities retained by acquiror			5,184
Deferred tax liabilities retained by acquiror			46
Long-term supplier liability retained by acquiror			3,435
Other long-term liabilities retained by acquiror			283
Adjustment transferred to additional paid-in capital retained by acquiror			$ 5,183
KYMCO Group
Business Acquisition
Proceeds sale	100,000
ABIC
Business Acquisition
Net proceeds	34,230
Proceeds sale	240
Transaction cost	20,600
Payments of reverse capitalization	$ 20,621